Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans at Year-End

Loans at year-end were as follows.

	2012	2011
Commercial and agricultural	$100,661	$86,395
Commercial real estate	434,808	371,852
Residential real estate	250,598	274,995
Real estate construction	19,677	39,790
Consumer	9,027	10,409
Credit card and other	782	1,827

Total Loans	815,553	785,268
Allowance for loan losses	(19,742)	(21,257)

Net loans	$795,811	$764,011

Loans to Directors and Executive Officers Including Immediate Families

Loans to directors and executive officers, including their immediate families and companies in which they are principal owners during 2012 were as follows.

	2012	2011
Balance—Beginning of year	$10,922	$9,379
New loans and advances	5,713	4,470
Repayments	(6,788)	(2,817)
Effect of changes to related parties	150	(110)

Balance—End of year	$9,997	$10,922